Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Environment and Alternative Energy Portfolio

May 31, 2019

ENV-QTLY-0719
1.802170.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Energy Efficiency - 42.7%
Buildings Energy Efficiency - 14.4%
A.O. Smith Corp.	74,840	$3,031,020
Acuity Brands, Inc.	24,580	3,039,809
Apogee Enterprises, Inc.	41,990	1,522,138
Comfort Systems U.S.A., Inc.	95,870	4,523,147
Ingersoll-Rand PLC	75,860	8,977,272
Lennox International, Inc.	17,411	4,598,419
		25,691,805
Diversified Energy Efficiency - 10.1%
Honeywell International, Inc.	110,447	18,147,543
Industrial Energy Efficiency - 8.5%
EMCOR Group, Inc.	62,828	5,061,424
Minerals Technologies, Inc.	8,530	443,389
ON Semiconductor Corp. (a)	186,840	3,318,278
Regal Beloit Corp.	54,204	3,940,631
Rockwell Automation, Inc.	16,130	2,400,951
		15,164,673
Power Network Efficiency - 4.3%
Eaton Corp. PLC	103,190	7,686,623
Transport Energy Efficiency - 5.4%
BorgWarner, Inc.	114,000	4,044,720
Innospec, Inc.	69,607	5,617,981
		9,662,701

TOTAL ENERGY EFFICIENCY		76,353,345

Environmental Support Services - 18.7%
Diversified Environmental - 17.1%
3M Co.	87,672	14,005,602
Dover Corp.	35,710	3,192,831
Linde PLC	28,080	5,069,844
MKS Instruments, Inc.	42,000	3,001,320
Parker Hannifin Corp.	34,640	5,276,365
		30,545,962
Environmental Consultancies - 1.6%
AECOM (a)	44,330	1,414,127
Tetra Tech, Inc.	22,540	1,521,901
		2,936,028

TOTAL ENVIRONMENTAL SUPPORT SERVICES		33,481,990

Food Agriculture & Forestry - 0.8%
Logistics, Food Safety and Packaging - 0.8%
Bemis Co., Inc.	25,060	1,462,251
Miscellaneous Environmental - 3.8%
Other Environmental - 3.8%
Accenture PLC Class A	5,870	1,045,271
Boise Cascade Co.	2,710	60,162
C.H. Robinson Worldwide, Inc.	10,440	831,337
Henry Schein, Inc. (a)	7,320	471,847
Oracle Corp.	18,030	912,318
Philips Lighting NV (b)(c)	108,160	2,895,109
SPX Flow, Inc. (a)	13,970	498,729
		6,714,773
Pollution Control - 4.0%
Pollution Control Solutions - 4.0%
Cummins, Inc.	43,222	6,516,149
Tenneco, Inc.	66,280	658,823
		7,174,972
Renewable & Alternative Energy - 11.5%
Biofuels - 2.2%
China Agri-Industries Holdings Ltd.	599,880	181,352
Cosan SA Industria e Comercio	188,630	2,266,089
Sao Martinho SA	291,860	1,454,112
		3,901,553
Renewable Energy Developers and Independent Power Producers - 7.5%
Colbun SA (a)	12,215,560	2,298,375
Empresa Nacional de Electricidad SA sponsored ADR (b)	125,110	2,183,170
Hollysys Automation Technologies Ltd.	89,161	1,588,849
TE Connectivity Ltd.	88,280	7,435,824
		13,506,218
Solar Energy Generation Equipment - 1.8%
Advanced Energy Industries, Inc. (a)	63,330	3,177,266

TOTAL RENEWABLE & ALTERNATIVE ENERGY		20,585,037

Waste Management & Technologies - 3.0%
Recycling and Value Added Waste Processing - 3.0%
Schnitzer Steel Industries, Inc. Class A	142,950	3,017,675
Steel Dynamics, Inc.	95,450	2,400,568
		5,418,243
Water Infrastructure & Technologies - 10.7%
Diversified Water Infrastructure and Technology - 7.6%
Danaher Corp.	103,120	13,612,871
Water Infrastructure - 3.1%
Crane Co.	47,547	3,635,444
HD Supply Holdings, Inc. (a)	46,210	1,917,253
		5,552,697

TOTAL WATER INFRASTRUCTURE & TECHNOLOGIES		19,165,568

TOTAL COMMON STOCKS
(Cost $157,287,085)		170,356,179

Money Market Funds - 6.1%
Fidelity Cash Central Fund 2.41% (d)	7,854,043	7,855,614
Fidelity Securities Lending Cash Central Fund 2.42% (d)(e)	3,122,687	3,122,999
TOTAL MONEY MARKET FUNDS
(Cost $10,978,618)		10,978,613
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $168,265,703)		181,334,792
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(2,391,751)
NET ASSETS - 100%		$178,943,041

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,895,109 or 1.6% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$46,481
Fidelity Securities Lending Cash Central Fund	2,992
Total	$49,473

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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